Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Hedge accounting impact on carrying amount	$ 478	$ 2,401
UBS AG
Entity [Table]
Hedge accounting impact on carrying amount	$ 261	$ 761